DWS Emerging Markets Fixed Income Fund Investment Objectives and Goals - DWS Emerging Markets Fixed Income Fund	Feb. 26, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DWS Emerging Markets Fixed Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide high current income
Objective, Secondary [Text Block]	and, secondarily, long-term capital appreciation.